Operating expenses (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of Research and Development Expenses

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Purchases, sub-contracting and other expenses	(7,489)	(15,105)
Payroll costs (including share-based payments)	(6,430)	(6,199)
Depreciation, amortization and provision expenses(1)	(610)	(682)
Total research and development expenses	(14,529)	(21,987)
(1)see Note 17.4 Depreciation, amortization and provision expenses

Schedule of Selling, General and Administrative Expenses

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Purchases, fees and other expenses	(4,334)	(4,183)
Payroll costs (including share-based payments)	(7,040)	(6,336)
Depreciation, amortization and provision expenses (1)	80	(301)
Total SG&A expenses	(11,294)	(10,819)
(1)see Note 17.4 Depreciation, amortization and provision expenses

Schedule of Payroll Costs

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Wages and salaries	(7,182)	(7,238)
Payroll taxes	(4,088)	(3,324)
Share-based payments	(2,161)	(1,940)
Retirement benefit obligations	(40)	(33)
Total payroll costs	(13,470)	(12,535)
Average headcount	104	105
End-of-period headcount	103	110

Schedule of Depreciation, Amortization and Provision Expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2025
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(2)
Amortization expense of tangible assets	(645)	(152)	(798)
Reversal of provision for disputes and charges	80	240	320
Provision for disputes and charges	(43)	(7)	(49)
Total depreciation, amortization and provision expenses (except IAS 19)	(610)	80	(529)
Total Provision for retirement benefit obligations (IAS 19) (1)	(27)	(13)	(40)
Total depreciation, amortization and provision expenses	(637)	68	(569)

	For the six month period ended June 30, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(2)
Amortization expense of tangible assets	(621)	(164)	(785)
Reversal of provision for disputes and charges	—	14	14
Provision for disputes and charges	(60)	(150)	(210)
Total depreciation, amortization and provision expenses (except IAS 19)	(682)	(301)	(983)
Total Provision for retirement benefit obligations (IAS 19) (1)	(23)	(10)	(33)
Total depreciation, amortization and provision expenses	(705)	(311)	(1,016)
(1) Details of the provision for retirement benefit obligations are provided in note 11

Schedule of Other Operating Income (Expenses)

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Other non recurring expenses	(12)	(137)
Other non recurring income	5	3
Total other operating income and expenses	(7)	(134)